Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14 - Related Party Transactions

The Bancorp had aggregate loans outstanding to directors and executive officers (with individual balances exceeding $120,000) of approximately $6,907,000 at December 31, 2011 and approximately $7,951,000 at December 31, 2010. For the year ended December 31, 2011, the following activity occurred on these loans:

(Dollars in thousands)
Aggregate balance at the beginning of the year	$7,951
New loans	312
Repayments	(1,356)
Aggregate balance at the end of the year	$6,907

Deposits from directors and executive officers totaled approximately $2,094,000 and $1,859,000 at December 31, 2011 and 2010, respectively.